Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

Note 25. Related Party Transactions

In the normal course of operations, the Group enters into transactions with related parties, which include affiliates in which the Group has a significant equity interest (10% or more) or has the ability to influence their operating and financing policies through significant shareholding, representation on the board of directors, corporate charter and/or bylaws. The related parties also include, among other things, the Company's directors, President, Chief Executive Officer and Chief Financial Officer. This section does not include disclosure, if any, respecting open market transactions, whereby a related party acts as an investor of the Company’s securities or the bonds of Merkanti Holding.

Note 25. Related Party Transactions (continued)

The Group had the following transactions with its related parties:

Years ended December 31:	2021	2020	2019
Fee income	$1	$9	$10
Interest income	—	86	31
Dividends received	198	—	—
Royalty expenses	(700)	(660)	(210)
Credit losses on corporate guarantees	—	—	(3,134)	*
Reversal of (expense of) ECL allowance, net	—	15	(16)
Fee expenses	—	(80)	—
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(1,007)	(276)	(811)

* The provision for credit losses was reversed during the year ended December 31, 2020

From time to time the Group has entered into arrangements with a company controlled by the Group's Chairman to assist the Group to comply with various local regulations and requirements, including the newly introduced economic substance legislation for offshore jurisdictions, as well as fiscal efficiency. These arrangements are utilized to aid in the divestment of financially or otherwise distressed or insolvent assets or businesses that are determined to be unsuitable for the Group's ongoing operations. These arrangements are implemented at cost and no economic benefit is received by, or accrued, by the Group's Chairman or the company controlled by him. Pursuant to this arrangement, as at December 31, 2021, the Group held: (i) an indemnification asset of $6,756 (2020: $6,756) (see Note 8) relating to a secured indemnity provided by such company to a subsidiary of the Group to comply with local regulations and requirements, in an amount equal to the amount advanced to it, for certain short-term intercompany balances involving certain of the Group’s subsidiaries and another subsidiary that was put into dissolution by the Group in 2019; (ii) a loan to such company of $819 (2020: $818) (see Note 8) which was made in the year ended December 31, 2019 in order to facilitate the acquisition of securities for the Group's benefit. The loan initially bore interest at 6.3% and subsequently became non-interest bearing; and (iii) current account receivables of $46,926 (2020: $20,802) (see Note 8). The Group also had current account payables of $25 (2020: $27) due to the aforesaid affiliate as at December 31, 2021 (see Note 14).

In addition, pursuant to this arrangement, during the year ended December 31, 2021, 2020 and 2019, the Group reimbursed such company $1,007, $276 and $811 (as set forth in the table above), respectively, at cost for expenses, primarily consisting of employee benefits and lease and office expenses. Furthermore, during the year ended December 31, 2019, the Group sold a non-core metals processing business to a company controlled by its Chairman for nominal  consideration (€1.00), which represented the arm's length transaction price.  This metals processing business operated out of a leased property with leased equipment.  Over the past fifteen years, the landlord of the land and equipment refused to incur any capital expenditures or to make any necessary improvement to the facility.  Without these necessary capital upgrades and improvements, the subsidiary’s maintenance costs increased and productivity decreased such that it could no longer be operated on a profitable or sustainable basis.  After reporting a net loss in the year ended December 31, 2018, it continued to report losses in the year ended December 31, 2019, which resulted in the subsidiary having negative net equity on a consolidated basis.  As a result, the transaction did not result in the transfer of any net economic benefit to the company controlled by the Group's Chairman and the sale for nominal consideration resulted in the recognition of a non-cash accounting gain of $906 in the year ended December 31, 2019. Subsequent to the sale, this former subsidiary entered into an insolvency administration process.  During the year ended December 31, 2019, the Group recognized credit losses of $3,134 on corporate guarantees issued to certain trading partners of this former subsidiary prior to its disposition. During the year ended December 31, 2020, the provision for credit losses on the corporate guarantees was reversed and recognized in profit or loss.

As set forth in the table above, the Group had royalty expenses of $700, $660 and $210, respectively, in the year ended December 31, 2021, 2020 and 2019 that were paid to a company in which it holds a minority interest and that is a subsidiary of the operator of the underlying mine.

Note 25. Related Party Transactions (continued)

During the year ended December 31, 2019, the Group's Executive Chairman was a subscriber in the issuance of public bonds by Merkanti Holding in the amount of $455 (€316), which represented approximately 1.25% of the total offering and total bonds outstanding as at both December 31, 2021 and 2020.

Key management personnel

The Group's key management personnel comprise the members of its Board of Directors, President, Chief Executive Officer and Chief Financial Officer of SRL. The remuneration of key management personnel of the Group on an accrual basis was as follows:

Years ended December 31:	2021		2020		2019
Short-term employee benefits	$1,288	*	$1,413	*	$1,451	**
Post-employment benefits	80		—		—
Directors' fees	659		579		531
Share-based compensation***	1,087		—		—
Total	$3,114		$1,992		$1,982

*    Net of salary and expenses.

**  Included the net pay and expenses.

***Amounts computed based on fair values using the Black-Scholes-Merton formula. (See Note 19).